Other assets	12 Months Ended
Dec. 31, 2021
Other assets

15.	Other assets

The breakdown of the balance of “Other assets” is as follows:

Thousand of reais	2021	2020	2019

Customer relationships	922,860	1,873,048	1,926,536
Prepayments and accrued income	797,365	1,007,792	1,059,223
Contractual guarantees of former controlling stockholders (Note 22.c.5)	496	496	103,272
Actuarial asset (Note 21)	287,808	361,149	346,422
Other receivables (1)	4,040,499	3,979,926	1,625,884
Total	6,049,028	7,222,411	5,061,337
(1)	Corresponds mainly to receivables from third parties.